UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Brian C. Janssen

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund® Semi-annual report for the six months ended November 30, 2022

A research-driven
fund of high-quality
corporate bonds

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment for periods ended December 31, 2022 (the most recent calendar quarter-end):

	Cumulative total return	Average annual total return
	1 year	5 years	Lifetime (since 12/14/12)

Class F-2 shares	–15.77%	0.82%	2.35%
Class A shares Reflecting 3.75% maximum sales charge	–19.14	–0.21	1.85

Class F-2 shares were first offered on July 29, 2016. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.43% for Class F-2 shares and 0.71% for Class A shares as of the prospectus dated August 1, 2022. The expense ratios are restated to reflect current fees. The net expense ratios are 0.42% for Class F-2 shares and 0.70% for Class A shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least August 1, 2023. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect fee waivers, and or expense reimbursements, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of November 30, 2022, was 4.70% (4.68% without the reimbursement) for Class F-2 shares and 4.29% (4.27% without the reimbursement) for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Corporate Bond Fund for the periods ended November 30, 2022, are shown in the table below, as well as results of the fund’s primary benchmark and its Lipper peer groups.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/BFCAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

16	Financial statements

19	Notes to financial statements

31	Financial highlights

Results at a glance

For periods ended November 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since Class A inception on 12/14/12)[1]

American Funds Corporate Bond Fund (Class F-2 shares)	–3.97%	–15.40%	–1.89%	1.07%	2.43%
American Funds Corporate Bond Fund (Class A shares)	–4.08	–15.61	–2.16	0.79	2.32
Bloomberg U.S. Corporate Investment Grade Index[2]	–3.94	–15.46	–2.64	0.72	2.02
Lipper Corporate Debt Funds BBB-Rated Average[3]	–4.36	–15.21	–2.58	0.47	1.71
Lipper Corporate Debt Funds A-Rated Average[3]	–4.96	–15.89	–2.93	0.25	1.57

Past results are not predictive of results in future periods.

[1]	Lifetime since Class A inception on December 14, 2012.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

Class F-2 shares were first offered on July 29, 2016. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

American Funds Corporate Bond Fund	1

Investment portfolio November 30, 2022	unaudited

Sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	11.83%
AAA/Aaa	1.24
AA/Aa	11.96
A/A	27.04
BBB/Baa	42.52
Short-term securities & other assets less liabilities	5.41
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.59%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 81.00%
Financials 20.12%
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD	675	$653
AerCap Ireland Capital DAC 2.45% 10/29/2026		6,913	6,082
AerCap Ireland Capital DAC 3.00% 10/29/2028		6,856	5,798
AerCap Ireland Capital DAC 3.30% 1/30/2032		8,889	7,090
AerCap Ireland Capital DAC 3.40% 10/29/2033		1,239	962
Allstate Corp. 0.75% 12/15/2025		440	389
Allstate Corp. 1.45% 12/15/2030		1,000	769
Allstate Corp. 3.85% 8/10/2049		500	392
American Express Co. 1.65% 11/4/2026		1,050	934
American Express Co. 5.85% 11/5/2027		1,050	1,091
American Express Co. 4.05% 5/3/2029		1,400	1,337
American International Group, Inc. 2.50% 6/30/2025		1,000	945
American International Group, Inc. 3.90% 4/1/2026		150	146
American International Group, Inc. 4.80% 7/10/2045		100	90
American International Group, Inc. 4.375% 6/30/2050		1,000	867
Aon Corp. 2.60% 12/2/2031		1,000	820
Aon Corp. 5.00% 9/12/2032		1,500	1,488
Aon Corp. 3.90% 2/28/2052		500	390
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025		1,664	1,679
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[1]		5,704	5,778
Banco Santander, SA 5.147% 8/18/2025		2,000	1,989
Banco Santander, SA 5.294% 8/18/2027		1,400	1,360
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]		11,819	9,228
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]		1,751	1,358
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[2]		5,555	4,513
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[2]		8,081	6,556
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]		4,046	3,173
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[2]		112	89
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[2]		1,150	1,073

2	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]	3,930	$3,797
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[2]	2,500	1,747
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	850
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	490
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	665
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	313	282
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049	300	269
Berkshire Hathaway, Inc. 2.30% 3/15/2027	358	334
Berkshire Hathaway, Inc. 2.875% 3/15/2032	606	535
Berkshire Hathaway, Inc. 4.50% 2/11/2043	125	119
Berkshire Hathaway, Inc. 3.85% 3/15/2052	301	246
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	1,405	1,429
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]	390	404
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	325	264
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	2,054	1,624
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032	2,948	2,628
Charles Schwab Corp. 1.65% 3/11/2031	375	295
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	203	138
Chubb INA Holdings, Inc. 1.375% 9/15/2030	1,000	789
Chubb INA Holdings, Inc. 2.85% 12/15/2051	607	410
Chubb INA Holdings, Inc. 3.05% 12/15/2061	673	449
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	4,000	3,283
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	3,885	3,395
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	1,813	1,728
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	2,765	2,917
Commonwealth Bank of Australia 3.784% 3/14/2032[1]	1,135	934
Commonwealth Bank of Australia 3.61% 9/12/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[2]	1,000	823
Corebridge Financial, Inc. 3.65% 4/5/2027[1]	806	755
Corebridge Financial, Inc. 3.85% 4/5/2029[1]	757	690
Corebridge Financial, Inc. 3.90% 4/5/2032[1]	4,893	4,319
Corebridge Financial, Inc. 4.35% 4/5/2042[1]	533	438
Corebridge Financial, Inc. 4.40% 4/5/2052[1]	341	275
Credit Suisse Group AG 3.80% 6/9/2023	425	407
Credit Suisse Group AG 2.997% 12/14/2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	643
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,562	1,235
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	7,143	5,422
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	2,925	1,995
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	1,700	1,727
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	3,050	2,793
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	3,754	3,287
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	1,050	882
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	1,575	1,253
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[2]	402	303
Discover Financial Services 3.45% 7/27/2026	1,142	1,053
Discover Financial Services 6.70% 11/29/2032	175	178
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,702
Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	850
GE Capital Funding, LLC 4.55% 5/15/2032	2,210	2,152
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 5.776% 5/15/2026[3]	500	494
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[2]	3,796	3,346
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]	1,239	1,085
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	818	647
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	2,145	1,783
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,418
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,723	2,828
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,167
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,287
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	3,699	2,763
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	2,310	2,227
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[2]	5,050	4,356
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	2,630	2,496

American Funds Corporate Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	3,050	$2,467
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[2]	2,000	1,529
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	553	430
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[2]	1,454	1,363
Intercontinental Exchange, Inc. 4.35% 6/15/2029	1,725	1,697
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,552	1,509
Intercontinental Exchange, Inc. 2.65% 9/15/2040	375	269
Intercontinental Exchange, Inc. 3.00% 6/15/2050	675	471
Intercontinental Exchange, Inc. 4.95% 6/15/2052	913	878
Intercontinental Exchange, Inc. 3.00% 9/15/2060	1,610	1,059
Intesa Sanpaolo SpA 3.875% 1/12/2028[1]	657	577
Intesa Sanpaolo SpA 4.00% 9/23/2029[1]	400	347
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	385
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	2,265	2,139
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	8,538	7,889
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	1,682	1,467
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]	2,604	2,300
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	1,740	1,705
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[2]	741	601
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[2]	3,760	3,012
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	1,357	1,120
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[2]	3,073	2,889
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]	4,465	4,309
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	1,277	887
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	1,850	1,341
Lloyds Banking Group PLC 3.75% 1/11/2027	213	198
Lloyds Banking Group PLC 4.375% 3/22/2028	590	555
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	230	224
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	548	445
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	395	370
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,010	658
MetLife, Inc. 4.55% 3/23/2030	1,950	1,947
MetLife, Inc. 4.60% 5/13/2046	100	92
MetLife, Inc. 5.00% 7/15/2052	230	223
Metropolitan Life Global Funding I 3.60% 1/11/2024[1]	400	394
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,088
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	141
Metropolitan Life Global Funding I 4.40% 6/30/2027[1]	1,000	978
Metropolitan Life Global Funding I 3.00% 9/19/2027[1]	700	641
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	224
Metropolitan Life Global Funding I 4.30% 8/25/2029[1]	1,000	960
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	417
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	1,000	772
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	203
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]	2,935	2,858
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[2]	5,000	4,952
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[2]	3,000	2,792
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[2]	4,304	3,777
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	2,843	2,506
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]	2,300	2,003
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[2]	3,833	3,654
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[2]	945	979
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	3,000	2,286
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[2]	5,897	4,603
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	2,715	2,161
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	525	501
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[2]	2,074	1,933
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	503
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	1,400	1,380
National Australia Bank, Ltd. 2.332% 8/21/2030[1]	1,100	837
Nationwide Building Society 3.96% 7/18/2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	348
New York Life Global Funding 0.95% 6/24/2025[1]	631	572
New York Life Global Funding 3.00% 1/10/2028[1]	100	93

4	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Global Funding 1.20% 8/7/2030[1]	3,000	$2,320
New York Life Global Funding 1.85% 8/1/2031[1]	250	199
Nordea Bank AB 3.60% 6/6/2025[1]	980	950
Northern Trust Corp. 6.125% 11/2/2032	2,713	2,862
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	6,898	7,252
PRICOA Global Funding I 3.45% 9/1/2023[1]	175	173
Prudential Financial, Inc. 3.905% 12/7/2047	350	281
Prudential Financial, Inc. 3.70% 3/13/2051	1,255	973
Royal Bank of Canada 6.00% 11/1/2027	1,892	1,970
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	301
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	370	334
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[2]	1,361	1,408
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]	2,279	1,492
Travelers Companies, Inc. 4.00% 5/30/2047	105	86
Travelers Companies, Inc. 4.05% 3/7/2048	100	83
Travelers Companies, Inc. 4.10% 3/4/2049	380	315
Travelers Companies, Inc. 2.55% 4/27/2050	603	376
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,261
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[2]	15,000	14,143
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[2]	1,351	1,258
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	1,380	1,156
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	12,685	10,861
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]	1,570	1,514
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	8,331	7,415
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[2]	2,128	1,818
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[2]	1,225	903
Willis North America, Inc. 4.65% 6/15/2027	500	486
		318,237

Utilities 12.93%
AEP Transmission Co., LLC 3.65% 4/1/2050	25	19
AEP Transmission Co., LLC 2.75% 8/15/2051	536	344
Alabama Power Co. 3.94% 9/1/2032	176	164
American Electric Power Company, Inc. 1.00% 11/1/2025	1,100	987
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	560
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,458
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[1]	2,500	2,371
Consumers Energy Co. 3.60% 8/15/2032	345	319
Consumers Energy Co. 3.25% 8/15/2046	1,000	730
Consumers Energy Co. 3.10% 8/15/2050	2,592	1,834
Consumers Energy Co. 2.65% 8/15/2052	1,416	910
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[2]	1,000	967
DTE Electric Co. 2.625% 3/1/2031	706	604
DTE Energy Company 1.90% 4/1/2028	1,910	1,660
DTE Energy Company 3.00% 3/1/2032	1,000	870
Duke Energy Carolinas, LLC 3.20% 8/15/2049	37	27
Duke Energy Corp. 4.50% 8/15/2032	2,600	2,469
Duke Energy Corp. 3.50% 6/15/2051	1,000	714
Duke Energy Corp. 5.00% 8/15/2052	1,227	1,118
Duke Energy Florida, LLC 5.95% 11/15/2052	475	524
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	644
Edison International 5.75% 6/15/2027	468	473
Edison International 4.125% 3/15/2028	12,224	11,304
Edison International 6.95% 11/15/2029	3,025	3,172

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Emera US Finance, LP 2.639% 6/15/2031	7,975	$6,303
Entergy Corp. 1.60% 12/15/2030	475	369
Entergy Corp. 2.40% 6/15/2031	2,250	1,794
Entergy Louisiana, LLC 4.75% 9/15/2052	963	872
Entergy Texas, Inc. 1.75% 3/15/2031	1,500	1,174
FirstEnergy Corp. 2.05% 3/1/2025	275	254
FirstEnergy Corp. 1.60% 1/15/2026	4,125	3,654
FirstEnergy Corp. 3.50% 4/1/2028[1]	1,000	917
FirstEnergy Corp. 4.10% 5/15/2028[1]	3,000	2,833
FirstEnergy Corp. 2.65% 3/1/2030	11,742	9,729
FirstEnergy Corp. 2.25% 9/1/2030	8,830	7,034
FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)[2]	5,786	5,463
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	15,625	13,654
Florida Power & Light Company 2.45% 2/3/2032	959	806
ITC Holdings Corp. 3.35% 11/15/2027	1,855	1,711
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,050
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	204
Metropolitan Edison Co. 4.30% 1/15/2029[1]	200	189
Mississippi Power Co. 4.25% 3/15/2042	600	498
Northern States Power Co. 2.60% 6/1/2051	1,046	679
Northern States Power Co. 4.50% 6/1/2052	600	554
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030	285	249
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[1]	2,325	2,294
Pacific Gas and Electric Co. 3.50% 6/15/2025	2,697	2,550
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,053
Pacific Gas and Electric Co. 2.95% 3/1/2026	796	729
Pacific Gas and Electric Co. 3.30% 3/15/2027	3,992	3,531
Pacific Gas and Electric Co. 2.10% 8/1/2027	9,295	7,915
Pacific Gas and Electric Co. 3.30% 12/1/2027	4,226	3,724
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,648	8,317
Pacific Gas and Electric Co. 3.75% 7/1/2028	5,183	4,574
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,314
Pacific Gas and Electric Co. 4.55% 7/1/2030	6,964	6,361
Pacific Gas and Electric Co. 2.50% 2/1/2031	23,398	18,374
Pacific Gas and Electric Co. 3.25% 6/1/2031	4,036	3,325
Pacific Gas and Electric Co. 3.75% 8/15/2042	500	343
Progress Energy, Inc. 7.00% 10/30/2031	2,480	2,722
Public Service Company of Colorado 1.90% 1/15/2031	160	130
Public Service Electric and Gas Co. 3.10% 3/15/2032	400	354
Public Service Electric and Gas Co. 2.05% 8/1/2050	190	108
Southern California Edison Co. 3.65% 3/1/2028	1,283	1,200
Southern California Edison Co. 4.20% 3/1/2029	1,704	1,622
Southern California Edison Co. 2.85% 8/1/2029	4,142	3,628
Southern California Edison Co. 2.25% 6/1/2030	3,968	3,307
Southern California Edison Co. 2.50% 6/1/2031	5,000	4,127
Southern California Edison Co. 2.75% 2/1/2032	863	724
Southern California Edison Co. 5.95% 11/1/2032	600	636
Southern California Edison Co. 2.95% 2/1/2051	5,037	3,322
Southern California Edison Co. 3.65% 6/1/2051	85	64
Southern California Edison Co., Series C, 3.60% 2/1/2045	1,230	898
Southwestern Electric Power Co. 3.25% 11/1/2051	2,223	1,498
Union Electric Co. 2.15% 3/15/2032	1,350	1,076
Virginia Electric and Power Co. 2.875% 7/15/2029	2,300	2,047
Virginia Electric and Power Co. 2.30% 11/15/2031	2,797	2,287
Virginia Electric and Power Co. 2.40% 3/30/2032	550	450
Virginia Electric and Power Co. 2.45% 12/15/2050	650	395
WEC Energy Group, Inc. 5.15% 10/1/2027	3,475	3,526
Wisconsin Power and Light Co. 1.95% 9/16/2031	775	620
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,100	1,018
Xcel Energy, Inc. 2.35% 11/15/2031	6,040	4,867
Xcel Energy, Inc. 3.50% 12/1/2049	1,632	1,210
		204,472

6	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 8.73%
Alphabet, Inc. 1.10% 8/15/2030	1,260	$1,004
AT&T, Inc. 2.30% 6/1/2027	6,400	5,765
AT&T, Inc. 1.65% 2/1/2028	4,392	3,774
AT&T, Inc. 4.35% 3/1/2029	2,500	2,401
AT&T, Inc. 2.75% 6/1/2031	11,579	9,748
AT&T, Inc. 2.25% 2/1/2032	4,305	3,415
AT&T, Inc. 2.55% 12/1/2033	8,831	6,946
AT&T, Inc. 3.50% 9/15/2053	5,725	4,051
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024	1,500	1,483
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 3/30/2029	1,000	952
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	9,239	7,320
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	2,805	2,461
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	1,975	1,590
Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,351
Charter Communications Operating, LLC 5.125% 7/1/2049	612	486
Charter Communications Operating, LLC 4.80% 3/1/2050	420	316
Charter Communications Operating, LLC 3.70% 4/1/2051	6,790	4,346
Charter Communications Operating, LLC 3.90% 6/1/2052	980	652
Comcast Corp. 1.95% 1/15/2031	2,044	1,669
Comcast Corp. 1.50% 2/15/2031	1,800	1,423
Comcast Corp. 2.80% 1/15/2051	3,100	2,030
Comcast Corp. 2.887% 11/1/2051	2,000	1,337
Netflix, Inc. 4.875% 4/15/2028	6,991	6,800
Netflix, Inc. 5.875% 11/15/2028	11,396	11,541
Netflix, Inc. 6.375% 5/15/2029	50	52
Netflix, Inc. 5.375% 11/15/2029[1]	5,574	5,479
Netflix, Inc. 4.875% 6/15/2030[1]	5,606	5,303
T-Mobile US, Inc. 1.50% 2/15/2026	1,200	1,076
T-Mobile US, Inc. 2.625% 4/15/2026	125	115
T-Mobile US, Inc. 3.75% 4/15/2027	1,200	1,137
T-Mobile US, Inc. 2.05% 2/15/2028	3,510	3,033
T-Mobile US, Inc. 2.55% 2/15/2031	3,779	3,137
T-Mobile US, Inc. 2.25% 11/15/2031	3,956	3,153
T-Mobile US, Inc. 2.70% 3/15/2032	517	425
T-Mobile US, Inc. 3.00% 2/15/2041	823	600
T-Mobile US, Inc. 3.30% 2/15/2051	2,556	1,778
T-Mobile US, Inc. 3.40% 10/15/2052	5,864	4,105
Verizon Communications, Inc. 3.875% 2/8/2029	125	118
Verizon Communications, Inc. 1.68% 10/30/2030	900	707
Verizon Communications, Inc. 1.75% 1/20/2031	2,848	2,234
Verizon Communications, Inc. 2.55% 3/21/2031	925	772
Verizon Communications, Inc. 2.355% 3/15/2032	1,710	1,374
Verizon Communications, Inc. 2.65% 11/20/2040	11,835	8,206
Verizon Communications, Inc. 3.40% 3/22/2041	1,297	997
Verizon Communications, Inc. 2.85% 9/3/2041	18	13
Verizon Communications, Inc. 3.85% 11/1/2042	206	167
Verizon Communications, Inc. 2.875% 11/20/2050	1,229	793
Verizon Communications, Inc. 3.55% 3/22/2051	900	667
Vodafone Group PLC 4.25% 9/17/2050	1,500	1,187
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[1]	1,560	1,251
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]	8,024	6,227
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[1]	1,401	1,086
		138,053

Industrials 7.44%
Boeing Company 4.875% 5/1/2025	783	776
Boeing Company 2.75% 2/1/2026	15,838	14,667
Boeing Company 2.196% 2/4/2026	2,000	1,819
Boeing Company 2.70% 2/1/2027	505	457
Boeing Company 5.04% 5/1/2027	336	333
Boeing Company 3.25% 2/1/2028	13,627	12,418
Boeing Company 5.15% 5/1/2030	7,976	7,792
Boeing Company 3.625% 2/1/2031	1,140	1,006
Boeing Company 5.705% 5/1/2040	1,551	1,480
Boeing Company 3.75% 2/1/2050	209	147
Boeing Company 5.805% 5/1/2050	3,198	3,022
Burlington Northern Santa Fe, LLC 3.00% 3/15/2023	1,000	995

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	$1,433
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,062	797
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	2,456	2,196
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	4,415	3,684
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	5,050	3,809
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	5,351	3,772
Carrier Global Corp. 2.242% 2/15/2025	382	361
Carrier Global Corp. 2.493% 2/15/2027	50	45
Carrier Global Corp. 2.722% 2/15/2030	488	417
Carrier Global Corp. 3.377% 4/5/2040	119	93
Carrier Global Corp. 3.577% 4/5/2050	103	76
CSX Corp. 3.80% 3/1/2028	1,559	1,499
CSX Corp. 4.25% 3/15/2029	1,000	967
CSX Corp. 4.10% 11/15/2032	1,550	1,474
CSX Corp. 3.35% 9/15/2049	1,015	751
CSX Corp. 2.50% 5/15/2051	2,079	1,302
CSX Corp. 4.50% 11/15/2052	350	314
Eaton Corp. 4.15% 3/15/2033	1,366	1,291
Eaton Corp. 4.70% 8/23/2052	675	629
General Dynamics Corp. 1.15% 6/1/2026	1,140	1,017
General Dynamics Corp. 3.625% 4/1/2030	1,690	1,599
General Dynamics Corp. 2.25% 6/1/2031	203	173
General Electric Capital Corp. 4.418% 11/15/2035	6,832	6,461
General Electric Capital Corp., Series A, 6.75% 3/15/2032	1,850	2,103
Honeywell International, Inc. 2.30% 8/15/2024	80	77
Honeywell International, Inc. 1.35% 6/1/2025	124	115
Honeywell International, Inc. 4.95% 2/15/2028	500	510
Honeywell International, Inc. 2.70% 8/15/2029	1,522	1,365
Honeywell International, Inc. 1.95% 6/1/2030	2,000	1,674
Honeywell International, Inc. 5.00% 2/15/2033	1,000	1,030
L3Harris Technologies, Inc. 1.80% 1/15/2031	925	720
Lockheed Martin Corp. 5.10% 11/15/2027	856	881
Lockheed Martin Corp. 5.25% 1/15/2033	2,993	3,116
Lockheed Martin Corp. 5.70% 11/15/2054	1,061	1,152
Lockheed Martin Corp. 5.90% 11/15/2063	886	982
Masco Corp. 1.50% 2/15/2028	1,273	1,059
Masco Corp. 2.00% 2/15/2031	1,086	843
Masco Corp. 3.125% 2/15/2051	207	130
Norfolk Southern Corp. 3.05% 5/15/2050	1,356	935
Northrop Grumman Corp. 3.25% 1/15/2028	1,210	1,123
Raytheon Technologies Corp. 1.90% 9/1/2031	1,274	1,015
Raytheon Technologies Corp. 2.375% 3/15/2032	1,500	1,232
Raytheon Technologies Corp. 2.82% 9/1/2051	750	516
Raytheon Technologies Corp. 3.03% 3/15/2052	3,000	2,109
Republic Services, Inc. 2.375% 3/15/2033	1,730	1,402
Union Pacific Corp. 3.75% 7/15/2025	2,255	2,218
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,318
Union Pacific Corp. 2.891% 4/6/2036	1,332	1,078
Union Pacific Corp. 3.375% 2/14/2042	530	430
Union Pacific Corp. 4.30% 3/1/2049	510	446
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,386
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,754
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,493
Union Pacific Corp. 3.95% 8/15/2059	805	647
United Technologies Corp. 3.65% 8/16/2023	23	23
United Technologies Corp. 4.125% 11/16/2028	1,475	1,431
Waste Management, Inc. 4.15% 4/15/2032	2,340	2,257
		117,642

Health care 7.05%
AbbVie, Inc. 3.20% 11/21/2029	4,870	4,451
AbbVie, Inc. 4.05% 11/21/2039	1,500	1,312
AbbVie, Inc. 4.25% 11/21/2049	25	22
AmerisourceBergen Corp. 2.70% 3/15/2031	7,102	5,886
Amgen, Inc. 3.00% 2/22/2029	3,165	2,865
Amgen, Inc. 4.05% 8/18/2029	3,660	3,492
Amgen, Inc. 2.45% 2/21/2030	1,250	1,068

8	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 2.30% 2/25/2031	1,250	$1,040
Amgen, Inc. 2.00% 1/15/2032	223	178
Amgen, Inc. 4.20% 3/1/2033	3,500	3,312
Amgen, Inc. 3.375% 2/21/2050	125	91
Amgen, Inc. 3.00% 1/15/2052	50	33
Amgen, Inc. 4.875% 3/1/2053	2,200	2,012
Amgen, Inc. 4.40% 2/22/2062	174	143
Anthem, Inc. 4.10% 5/15/2032	1,716	1,618
Anthem, Inc. 4.55% 5/15/2052	1,357	1,210
AstraZeneca Finance, LLC 2.25% 5/28/2031	467	393
AstraZeneca PLC 3.375% 11/16/2025	177	172
AstraZeneca PLC 0.70% 4/8/2026	2,658	2,354
AstraZeneca PLC 1.375% 8/6/2030	2,594	2,077
Baxter International, Inc. 2.272% 12/1/2028	500	432
Baxter International, Inc. 2.539% 2/1/2032	3,400	2,746
Becton, Dickinson and Company 4.298% 8/22/2032	3,500	3,336
Boston Scientific Corp. 3.45% 3/1/2024	125	123
Boston Scientific Corp. 2.65% 6/1/2030	3,879	3,352
Boston Scientific Corp. 4.70% 3/1/2049	36	33
Centene Corp. 2.45% 7/15/2028	6,355	5,351
Centene Corp. 4.625% 12/15/2029	2,470	2,300
Centene Corp. 3.375% 2/15/2030	1,963	1,675
Centene Corp. 3.00% 10/15/2030	4,185	3,458
Centene Corp. 2.50% 3/1/2031	5,015	3,970
Centene Corp. 2.625% 8/1/2031	1,530	1,205
CVS Health Corp. 3.25% 8/15/2029	414	374
CVS Health Corp. 1.75% 8/21/2030	1,415	1,128
CVS Health Corp. 1.875% 2/28/2031	3,295	2,628
CVS Health Corp. 5.05% 3/25/2048	65	60
GE Healthcare Holding, LLC 5.65% 11/15/2027[1]	700	714
GE Healthcare Holding, LLC 5.857% 3/15/2030[1]	1,180	1,224
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]	5,740	6,033
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]	525	585
Gilead Sciences, Inc. 2.60% 10/1/2040	622	446
Gilead Sciences, Inc. 2.80% 10/1/2050	462	307
HCA, Inc. 4.125% 6/15/2029	1,000	915
HCA, Inc. 2.375% 7/15/2031	2,455	1,919
HCA, Inc. 4.625% 3/15/2052[1]	630	509
Humana, Inc. 3.70% 3/23/2029	1,626	1,499
Johnson & Johnson 0.95% 9/1/2027	675	588
Johnson & Johnson 1.30% 9/1/2030	2,025	1,661
Johnson & Johnson 2.10% 9/1/2040	625	441
Johnson & Johnson 2.25% 9/1/2050	1,506	982
Kaiser Foundation Hospitals 2.81% 6/1/2041	660	487
Partners HealthCare System, Inc. 3.192% 7/1/2049	1,000	720
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	746	587
Roche Holdings, Inc. 1.93% 12/13/2028[1]	5,606	4,849
Roche Holdings, Inc. 2.076% 12/13/2031[1]	4,700	3,885
Summa Health 3.511% 11/15/2051	665	457
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	1,400	1,414
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	1,213	1,244
UnitedHealth Group, Inc. 3.75% 7/15/2025	380	373
UnitedHealth Group, Inc. 2.875% 8/15/2029	348	314
UnitedHealth Group, Inc. 2.00% 5/15/2030	704	587
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,395
UnitedHealth Group, Inc. 5.35% 2/15/2033	8	8
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,534
UnitedHealth Group, Inc. 4.25% 6/15/2048	468	412
UnitedHealth Group, Inc. 4.45% 12/15/2048	285	256
UnitedHealth Group, Inc. 3.25% 5/15/2051	2,390	1,757
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,356
UnitedHealth Group, Inc. 4.95% 5/15/2062	990	953
Zoetis, Inc. 5.60% 11/16/2032	2,975	3,121
		111,432

American Funds Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 5.91%
7-Eleven, Inc. 0.95% 2/10/2026[1]	3,798	$3,335
7-Eleven, Inc. 1.30% 2/10/2028[1]	3,960	3,317
7-Eleven, Inc. 1.80% 2/10/2031[1]	7,800	6,031
7-Eleven, Inc. 2.80% 2/10/2051[1]	762	477
Altria Group, Inc. 4.40% 2/14/2026	22	22
Altria Group, Inc. 3.40% 5/6/2030	1,629	1,402
Altria Group, Inc. 2.45% 2/4/2032	2,000	1,519
Altria Group, Inc. 5.95% 2/14/2049	1,399	1,245
Altria Group, Inc. 3.70% 2/4/2051	5,546	3,603
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,005	3,753
Anheuser-Busch InBev NV 4.00% 4/13/2028	200	194
Anheuser-Busch InBev NV 4.75% 1/23/2029	3,031	3,032
Anheuser-Busch InBev NV 3.50% 6/1/2030	2,216	2,049
Anheuser-Busch InBev NV 4.90% 1/23/2031	250	253
Anheuser-Busch InBev NV 4.439% 10/6/2048	280	247
Anheuser-Busch InBev NV 5.55% 1/23/2049	889	912
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,207	1,094
British American Tobacco International Finance PLC 1.668% 3/25/2026	986	874
British American Tobacco PLC 2.789% 9/6/2024	600	574
British American Tobacco PLC 3.215% 9/6/2026	470	437
British American Tobacco PLC 3.557% 8/15/2027	2,746	2,507
British American Tobacco PLC 4.448% 3/16/2028	475	443
British American Tobacco PLC 2.259% 3/25/2028	6,141	5,152
British American Tobacco PLC 2.726% 3/25/2031	4,769	3,760
British American Tobacco PLC 3.734% 9/25/2040	860	607
British American Tobacco PLC 4.54% 8/15/2047	2,301	1,672
British American Tobacco PLC 5.65% 3/16/2052	947	794
Coca-Cola Company 1.375% 3/15/2031	530	419
Coca-Cola Company 2.50% 3/15/2051	253	170
Conagra Brands, Inc. 4.30% 5/1/2024	900	889
Conagra Brands, Inc. 4.60% 11/1/2025	720	713
Conagra Brands, Inc. 1.375% 11/1/2027	2,710	2,256
Conagra Brands, Inc. 5.30% 11/1/2038	10	10
Conagra Brands, Inc. 5.40% 11/1/2048	617	585
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	978
Constellation Brands, Inc. 3.60% 2/15/2028	200	187
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	1,949
Constellation Brands, Inc. 2.25% 8/1/2031	3,745	3,000
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,724
Constellation Brands, Inc. 4.10% 2/15/2048	200	163
Imperial Tobacco Finance PLC 6.125% 7/27/2027[1]	1,450	1,452
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	261	230
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	700	536
Nestlé Holdings, Inc. 0.625% 1/15/2026[1]	2,360	2,093
Nestlé Holdings, Inc. 1.15% 1/14/2027[1]	1,650	1,443
Nestlé Holdings, Inc. 1.00% 9/15/2027[1]	1,838	1,567
PepsiCo, Inc. 1.95% 10/21/2031	3,270	2,689
PepsiCo, Inc. 3.625% 3/19/2050	140	119
PepsiCo, Inc. 2.75% 10/21/2051	310	223
Philip Morris International, Inc. 2.875% 5/1/2024	972	943
Philip Morris International, Inc. 0.875% 5/1/2026	521	459
Philip Morris International, Inc. 3.375% 8/15/2029	623	560
Philip Morris International, Inc. 5.625% 11/17/2029	3,969	4,039
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	946
Philip Morris International, Inc. 1.75% 11/1/2030	1,910	1,497
Philip Morris International, Inc. 5.75% 11/17/2032	8,194	8,444
Philip Morris International, Inc. 4.125% 3/4/2043	698	546
Philip Morris International, Inc. 4.25% 11/10/2044	245	194
Procter & Gamble Company 0.55% 10/29/2025	932	838
Procter & Gamble Company 1.00% 4/23/2026	342	307
Procter & Gamble Company 3.00% 3/25/2030	152	140
Procter & Gamble Company 1.20% 10/29/2030	1,000	796
Reynolds American, Inc. 4.45% 6/12/2025	225	221
Wal-Mart Stores, Inc. 4.15% 9/9/2032	630	624
Wal-Mart Stores, Inc. 4.50% 9/9/2052	310	303
		93,557
10	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 4.83%
Analog Devices, Inc. 2.95% 10/1/2051	596	$426
Apple, Inc. 3.35% 8/8/2032	6,000	5,545
Apple, Inc. 3.95% 8/8/2052	5,311	4,662
Broadcom Corp. 3.875% 1/15/2027	1,090	1,033
Broadcom, Inc. 4.00% 4/15/2029[1]	1,566	1,430
Broadcom, Inc. 4.75% 4/15/2029	4,052	3,885
Broadcom, Inc. 4.15% 11/15/2030	2,000	1,798
Broadcom, Inc. 3.419% 4/15/2033[1]	812	661
Broadcom, Inc. 3.469% 4/15/2034[1]	4,193	3,333
Broadcom, Inc. 3.137% 11/15/2035[1]	2,240	1,662
Broadcom, Inc. 3.187% 11/15/2036[1]	3,807	2,777
Broadcom, Inc. 3.50% 2/15/2041[1]	5,505	3,988
Broadcom, Inc. 3.75% 2/15/2051[1]	1,811	1,281
Fidelity National Information Services, Inc. 2.25% 3/1/2031	2,700	2,155
Fiserv, Inc. 3.50% 7/1/2029	775	700
Fiserv, Inc. 2.65% 6/1/2030	1,107	938
Global Payments, Inc. 2.90% 5/15/2030	1,306	1,078
Mastercard, Inc. 1.90% 3/15/2031	1,725	1,428
Mastercard, Inc. 2.95% 3/15/2051	686	507
Microsoft Corp. 3.30% 2/6/2027	2,575	2,492
Oracle Corp. 2.875% 3/25/2031	12,453	10,429
Oracle Corp. 3.60% 4/1/2050	3,020	2,106
Oracle Corp. 3.95% 3/25/2051	1,841	1,350
PayPal Holdings, Inc. 3.25% 6/1/2050	283	200
PayPal Holdings, Inc. 5.05% 6/1/2052	1,235	1,147
salesforce.com, inc. 1.95% 7/15/2031	600	489
salesforce.com, inc. 2.70% 7/15/2041	250	185
salesforce.com, inc. 2.90% 7/15/2051	275	191
salesforce.com, inc. 3.05% 7/15/2061	1,200	808
ServiceNow, Inc. 1.40% 9/1/2030	19,148	14,932
VeriSign, Inc. 2.70% 6/15/2031	781	641
Visa, Inc. 1.10% 2/15/2031	2,200	1,728
Visa, Inc. 2.00% 8/15/2050	625	392
		76,377

Energy 4.21%
BP Capital Markets America, Inc. 2.721% 1/12/2032	2,250	1,908
Canadian Natural Resources, Ltd. 2.95% 1/15/2023	997	996
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	997	931
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,945	2,793
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	269	230
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	81	73
Chevron Corp. 2.954% 5/16/2026	3,220	3,071
Chevron Corp. 1.995% 5/11/2027	2,925	2,651
Chevron Corp. 2.236% 5/11/2030	4,250	3,671
Chevron USA, Inc. 1.018% 8/12/2027	7,000	6,064
ConocoPhillips 3.80% 3/15/2052	1,468	1,194
Continental Resources, Inc. 2.875% 4/1/2032[1]	2,594	1,959
EQT Corp. 5.70% 4/1/2028	1,535	1,535
Equinor ASA 3.625% 9/10/2028	1,370	1,310
Exxon Mobil Corp. 2.019% 8/16/2024	3,660	3,513
Exxon Mobil Corp. 2.44% 8/16/2029	2,323	2,057
Exxon Mobil Corp. 2.61% 10/15/2030	2,810	2,486
Exxon Mobil Corp. 3.452% 4/15/2051	3,390	2,632
ONEOK, Inc. 5.85% 1/15/2026	281	285
ONEOK, Inc. 4.45% 9/1/2049	1,039	795
Petróleos Mexicanos 3.50% 1/30/2023	2,160	2,145
Petróleos Mexicanos 4.625% 9/21/2023	117	115
Petróleos Mexicanos 6.875% 10/16/2025	1,468	1,429
Petróleos Mexicanos 6.50% 3/13/2027	1,670	1,515
Petróleos Mexicanos 6.50% 1/23/2029	591	498
Petróleos Mexicanos 8.75% 6/2/2029	1,930	1,793
Petróleos Mexicanos 6.84% 1/23/2030	643	529
Petróleos Mexicanos 6.70% 2/16/2032	2,348	1,820
Qatar Petroleum 2.25% 7/12/2031[1]	2,270	1,896
Qatar Petroleum 3.125% 7/12/2041[1]	3,170	2,411
Qatar Petroleum 3.30% 7/12/2051[1]	785	573

American Funds Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell International Finance BV 3.875% 11/13/2028	1,650	$1,609
Shell International Finance BV 2.375% 11/7/2029	2,680	2,353
Shell International Finance BV 2.75% 4/6/2030	7,140	6,344
Total Capital International 3.455% 2/19/2029	1,120	1,055
Total Capital International 2.829% 1/10/2030	470	420
		66,659

Real estate 4.02%
American Tower Corp. 1.60% 4/15/2026	1,574	1,398
American Tower Corp. 1.45% 9/15/2026	854	744
American Tower Corp. 3.65% 3/15/2027	4,060	3,796
American Tower Corp. 2.70% 4/15/2031	3,277	2,708
American Tower Corp. 2.30% 9/15/2031	2,399	1,902
American Tower Corp. 4.05% 3/15/2032	1,561	1,421
American Tower Corp. 2.95% 1/15/2051	285	183
Corporate Office Properties, LP 2.00% 1/15/2029	362	281
Corporate Office Properties, LP 2.75% 4/15/2031	620	469
Corporate Office Properties, LP 2.90% 12/1/2033	619	443
Equinix, Inc. 2.625% 11/18/2024	2,507	2,388
Equinix, Inc. 1.25% 7/15/2025	3,123	2,823
Equinix, Inc. 2.90% 11/18/2026	583	533
Equinix, Inc. 1.80% 7/15/2027	470	404
Equinix, Inc. 1.55% 3/15/2028	1,735	1,444
Equinix, Inc. 3.20% 11/18/2029	3,314	2,909
Equinix, Inc. 2.15% 7/15/2030	2,680	2,149
Equinix, Inc. 2.50% 5/15/2031	2,896	2,335
Equinix, Inc. 3.90% 4/15/2032	1,280	1,142
Equinix, Inc. 3.00% 7/15/2050	1,274	827
Equinix, Inc. 3.40% 2/15/2052	2,048	1,444
Extra Space Storage, Inc. 2.35% 3/15/2032	607	462
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	845	700
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,424	1,055
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	606	447
Public Storage 2.30% 5/1/2031	3,552	2,943
Scentre Group 3.50% 2/12/2025[1]	48	46
Sun Communities Operating, LP 2.30% 11/1/2028	381	314
Sun Communities Operating, LP 2.70% 7/15/2031	7,486	5,831
Sun Communities Operating, LP 4.20% 4/15/2032	1,503	1,298
VICI Properties, LP 4.375% 5/15/2025	770	742
VICI Properties, LP 4.625% 6/15/2025[1]	383	367
VICI Properties, LP 4.75% 2/15/2028	6,733	6,354
VICI Properties, LP 4.95% 2/15/2030	3,061	2,898
VICI Properties, LP 5.125% 5/15/2032	8,813	8,278
Westfield Corp., Ltd. 3.50% 6/15/2029[1]	208	172
		63,650

Consumer discretionary 3.86%
Amazon.com, Inc. 4.60% 12/1/2025	1,305	1,310
Amazon.com, Inc. 1.20% 6/3/2027	1,191	1,041
Amazon.com, Inc. 3.45% 4/13/2029	213	201
Amazon.com, Inc. 1.50% 6/3/2030	1,337	1,088
Amazon.com, Inc. 4.70% 12/1/2032	9,630	9,723
Amazon.com, Inc. 2.875% 5/12/2041	934	715
American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,489
Bayerische Motoren Werke AG 3.90% 4/9/2025[1]	257	252
Bayerische Motoren Werke AG 2.55% 4/1/2031[1]	534	448
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[1]	2,000	1,924
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	768
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	3,372	2,828
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	4,685	3,641
General Motors Company 5.40% 4/1/2048	500	432
Home Depot, Inc. 1.375% 3/15/2031	2,326	1,827
Home Depot, Inc. 3.125% 12/15/2049	91	67
Home Depot, Inc. 3.35% 4/15/2050	570	434
Home Depot, Inc. 2.375% 3/15/2051	4,795	3,000
Hyundai Capital America 1.80% 10/15/2025[1]	774	692
Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,611

12	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.00% 6/15/2028[1]	1,701	$1,378
Lowe’s Companies, Inc. 4.05% 5/3/2047	37	30
Lowe’s Companies, Inc. 3.00% 10/15/2050	615	414
Lowe’s Companies, Inc. 5.625% 4/15/2053	1,015	1,018
Marriott International, Inc. 2.85% 4/15/2031	2,260	1,848
Marriott International, Inc. 2.75% 10/15/2033	2,040	1,573
McDonald’s Corp. 4.60% 9/9/2032	2,485	2,473
McDonald’s Corp. 5.15% 9/9/2052	1,100	1,089
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[1]	1,000	1,007
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[1]	225	227
Morongo Band of Mission Indians 7.00% 10/1/2039[1]	1,100	1,178
Stellantis Finance US, Inc. 1.711% 1/29/2027[1]	1,000	864
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	5,258	5,241
Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	7,638	5,905
Toyota Motor Credit Corp. 0.80% 1/9/2026	640	572
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[1]	850	779
		61,087

Materials 1.90%
Anglo American Capital PLC 2.25% 3/17/2028[1]	1,280	1,076
Anglo American Capital PLC 5.625% 4/1/2030[1]	1,200	1,195
Celanese US Holdings, LLC 6.165% 7/15/2027	250	245
Celanese US Holdings, LLC 6.33% 7/15/2029	750	722
Celanese US Holdings, LLC 6.379% 7/15/2032	714	681
Dow Chemical Co. 4.55% 11/30/2025	14	14
Dow Chemical Co. 4.80% 11/30/2028	500	494
Dow Chemical Co. 4.625% 10/1/2044	600	501
Dow Chemical Co. 4.80% 5/15/2049	380	323
Dow Chemical Co. 3.60% 11/15/2050	2,000	1,433
Ecolab, Inc. 2.125% 8/15/2050	250	146
Ecolab, Inc. 2.70% 12/15/2051	500	324
Glencore Funding, LLC 1.625% 4/27/2026[1]	600	534
Glencore Funding, LLC 2.625% 9/23/2031[1]	1,100	877
Glencore Funding, LLC 3.375% 9/23/2051[1]	300	196
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[1]	1,000	885
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]	3,048	2,549
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	5,609	4,413
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	500	364
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	1,500	1,034
Linde, Inc. 4.70% 12/5/2025	2,000	2,007
LYB International Finance BV 4.875% 3/15/2044	100	84
LYB International Finance III, LLC 4.20% 10/15/2049	249	187
LYB International Finance III, LLC 4.20% 5/1/2050	250	188
LYB International Finance III, LLC 3.625% 4/1/2051	680	465
Nutrien, Ltd. 1.90% 5/13/2023	111	109
Nutrien, Ltd. 5.95% 11/7/2025	640	654
Nutrien, Ltd. 5.00% 4/1/2049	300	276
Praxair, Inc. 1.10% 8/10/2030	1,682	1,302
Praxair, Inc. 2.00% 8/10/2050	866	499
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051	2,062	1,401
Sherwin-Williams Company 3.125% 6/1/2024	700	681
Sherwin-Williams Company 3.45% 6/1/2027	400	376
Sherwin-Williams Company 2.20% 3/15/2032	250	198
Sherwin-Williams Company 3.80% 8/15/2049	550	419
Sherwin-Williams Company 3.30% 5/15/2050	1,050	740
Sherwin-Williams Company 2.90% 3/15/2052	250	162
South32 Treasury (USA), Ltd. 4.35% 4/14/2032[1]	2,488	2,162
Westlake Chemical Corp. 5.00% 8/15/2046	130	112
		30,028

Total corporate bonds, notes & loans		1,281,194

U.S. Treasury bonds & notes 11.83%
U.S. Treasury 11.83%
U.S. Treasury 3.25% 8/31/2024	11,958	11,720
U.S. Treasury 0.375% 9/15/2024	3,221	2,999
U.S. Treasury 0.625% 10/15/2024	1,850	1,726
U.S. Treasury 4.50% 11/30/2024	2,833	2,842

American Funds Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.50% 11/15/2025	33,343	$33,730
U.S. Treasury 3.875% 11/30/2027	51,986	52,221
U.S. Treasury 1.25% 6/30/2028[4]	1,356	1,184
U.S. Treasury 1.125% 8/31/2028	723	624
U.S. Treasury 1.25% 9/30/2028	1,055	916
U.S. Treasury 4.125% 11/15/2032[4]	66,504	69,189
U.S. Treasury 4.25% 5/15/2039[4]	4,614	4,874
U.S. Treasury 4.00% 11/15/2042	570	573
U.S. Treasury 3.00% 8/15/2052[4]	5,197	4,459
		187,057

Asset-backed obligations 1.30%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	1,988	1,691
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	4,307	3,817
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	295	246
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	400	346
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	759	712
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	16,290	13,804
		20,616

Municipals 0.35%
California 0.10%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	215	172
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	750	597
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	965	839
		1,608

Ohio 0.25%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,605	3,917

Total municipals		5,525

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 2.252% 9/29/2032	1,710	1,291
United Mexican States 3.75% 4/19/2071	685	453
		1,744

Total bonds, notes & other debt instruments (cost: $1,686,490,000)		1,496,136

Short-term securities 5.96%	Shares
Money market investments 5.96%
Capital Group Central Cash Fund 3.94%[6,7]	943,590	94,349

Total short-term securities (cost: $94,341,000)		94,349
Total investment securities 100.55% (cost: $1,780,831,000)		1,590,485
Other assets less liabilities (0.55)%		(8,693)

Net assets 100.00%		$1,581,792

14	American Funds Corporate Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 11/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	634	March 2023	USD	130,198	$316
10 Year U.S. Treasury Note Futures	Short	1,513	March 2023		(171,726)	(750)
10 Year Ultra U.S. Treasury Note Futures	Short	1,734	March 2023		(207,484)	(1,104)
20 Year U.S. Treasury Bond Futures	Long	1,231	March 2023		156,337	18
30 Year Ultra U.S. Treasury Bond Futures	Long	667	March 2023		90,900	632
						$(888)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 11/30/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 11/30/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD	158,093	$(1,726)	$(169)	$(1,557)

Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 5.96%
Money market investments 5.96%
Capital Group Central Cash Fund 3.94%[6]	$59,157	$435,014	$399,815	$(16)	$9	$94,349	$1,013

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $233,268,000, which represented 14.75% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,410,000, which represented .53% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 11/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Auth. = Authority

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	15

Financial statements

Statement of assets and liabilities	unaudited
at November 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,686,490)	$1,496,136
Affiliated issuers (cost: $94,341)	94,349	$1,590,485
Cash		43
Receivables for:
Sales of investments	14,949
Sales of fund’s shares	2,719
Dividends and interest	11,761
Variation margin on futures contracts	676	30,105
		1,620,633
Liabilities:
Payables for:
Purchases of investments	32,694
Repurchases of fund’s shares	3,402
Dividends on fund’s shares	21
Investment advisory services	319
Services provided by related parties	277
Trustees’ deferred compensation	10
Variation margin on futures contracts	1,720
Variation margin on centrally cleared swap contracts	391
Other	7	38,841
Net assets at November 30, 2022		$1,581,792

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,932,197
Total accumulated loss		(350,405)
Net assets at November 30, 2022		$1,581,792

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (170,166 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$769,277	82,758	$9.30
Class C	28,694	3,087	9.30
Class T	9	1	9.30
Class F-1	40,484	4,355	9.30
Class F-2	477,777	51,398	9.30
Class F-3	130,905	14,082	9.30
Class 529-A	50,418	5,424	9.30
Class 529-C	3,156	340	9.30
Class 529-E	1,643	177	9.30
Class 529-T	11	1	9.30
Class 529-F-1	9	1	9.30
Class 529-F-2	8,015	862	9.30
Class 529-F-3	9	1	9.30
Class R-1	1,048	113	9.30
Class R-2	5,767	620	9.30
Class R-2E	1,407	151	9.30
Class R-3	10,591	1,139	9.30
Class R-4	4,775	514	9.30
Class R-5E	2,584	278	9.30
Class R-5	984	106	9.30
Class R-6	44,229	4,758	9.30

Refer to the notes to financial statements.

16	American Funds Corporate Bond Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended November 30, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$27,864
Dividends from affiliated issuers	1,013	$28,877
Fees and expenses*:
Investment advisory services	2,103
Distribution services	1,272
Transfer agent services	963
Administrative services	249
529 plan services	20
Reports to shareholders	109
Registration statement and prospectus	203
Trustees’ compensation	2
Auditing and legal	94
Custodian	16
Other	1
Total fees and expenses before reimbursement	5,032
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	39
Total fees and expenses after reimbursement		4,993
Net investment income		23,884

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(89,939)
Affiliated issuers	(16)
Futures contracts	(4,959)
Swap contracts	96	(94,818)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(4,189)
Affiliated issuers	9
Futures contracts	(497)
Swap contracts	(1,906)	(6,583)
Net realized loss and unrealized depreciation		(101,401)

Net decrease in net assets resulting from operations		$(77,517)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	17

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended November 30, 2022*	Year ended May 31, 2022
Operations:
Net investment income	$23,884	$37,279
Net realized loss	(94,818)	(42,951)
Net unrealized depreciation	(6,583)	(208,835)
Net decrease in net assets resulting from operations	(77,517)	(214,507)

Distributions paid or accrued to shareholders	(23,339)	(36,914)

Net capital share transactions	(85,754)	(82,467)

Total decrease in net assets	(186,610)	(333,888)

Net assets:
Beginning of period	1,768,402	2,102,290
End of period	$1,581,792	$1,768,402

*	Unaudited.

Refer to the notes to financial statements.

18	American Funds Corporate Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

American Funds Corporate Bond Fund	19

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation

20	American Funds Corporate Bond Fund

Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,281,194	$—	$1,281,194
U.S. Treasury bonds & notes	—	187,057	—	187,057
Asset-backed obligations	—	20,616	—	20,616
Municipals	—	5,525	—	5,525
Bonds & notes of governments & government agencies outside the U.S.	—	1,744	—	1,744
Short-term securities	94,349	—	—	94,349
Total	$94,349	$1,496,136	$—	$1,590,485

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$966	$—	$—	$966
Liabilities:
Unrealized depreciation on futures contracts	(1,854)	—	—	(1,854)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,557)	—	(1,557)
Total	$(888)	$(1,557)	$—	$(2,445)

*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Corporate Bond Fund	21

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

22	American Funds Corporate Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $950,396,000.

American Funds Corporate Bond Fund	23

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $106,630,000.

24	American Funds Corporate Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$966	Unrealized depreciation*	$1,854
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,557
			$966		$3,411

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(4,959)	Net unrealized depreciation on futures contracts	$(497)
Swap	Credit	Net realized gain on swap contracts	96	Net unrealized depreciation on swap contracts	(1,906)
			$(4,863)		$(2,403)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Corporate Bond Fund	25

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,105
Capital loss carryforward*	(61,561)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of November 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$6,863
Gross unrealized depreciation on investments	(201,638)
Net unrealized depreciation on investments	(194,775)
Cost of investments	1,782,984

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended November 30, 2022	Year ended May 31, 2022
Class A	$10,902	$17,451
Class C	307	481
Class T	—	—
Class F-1	544	955
Class F-2	8,034	12,761
Class F-3	1,950	2,818
Class 529-A	693	1,097
Class 529-C	32	47
Class 529-E	22	36
Class 529-T	—	—
Class 529-F-1	—	—
Class 529-F-2	127	206
Class 529-F-3	—	—
Class R-1	10	15
Class R-2	59	67
Class R-2E	16	21
Class R-3	129	186
Class R-4	60	98
Class R-5E	37	45
Class R-5	15	31
Class R-6	402	599
Total	$23,339	$36,914

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the six months ended November 30, 2022, the investment advisory services fees were $2,103,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.

26	American Funds Corporate Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended November 30, 2022, the 529 plan services fees were $20,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

American Funds Corporate Bond Fund	27

For the six months ended November 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$919	$512		$120		Not applicable
Class C	158	21		5		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	50	25		6		Not applicable
Class F-2	Not applicable	344		82		Not applicable
Class F-3	Not applicable	2		19		Not applicable
Class 529-A	61	31		8		$15
Class 529-C	17	2		—	*	1
Class 529-E	5	—	*	—	*	1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	2		1		3
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	5	1		—	*	Not applicable
Class R-2	22	10		1		Not applicable
Class R-2E	4	1		—	*	Not applicable
Class R-3	26	8		2		Not applicable
Class R-4	5	2		1		Not applicable
Class R-5E	Not applicable	2		—	*	Not applicable
Class R-5	Not applicable	—	*	—	*	Not applicable
Class R-6	Not applicable	—	*	4		Not applicable
Total class-specific expenses	$1,272	$963		$249		$20

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended November 30, 2022, total fees and expenses reimbursed by CRMC were $39,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,000 in the fund’s statement of operations reflects $3,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $602,000 and $4,381,000, respectively, which generated $392,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2022.

28	American Funds Corporate Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended November 30, 2022

Class A	$38,756	4,153	$10,818		1,159		$(95,132)	(10,180)	$(45,558)	(4,868)
Class C	1,021	108	305		33		(7,242)	(769)	(5,916)	(628)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,816	1,442	542		58		(10,353)	(1,105)	4,005	395
Class F-2	106,294	11,332	8,027		859		(184,707)	(20,188)	(70,386)	(7,997)
Class F-3	36,281	3,852	1,948		209		(21,411)	(2,291)	16,818	1,770
Class 529-A	3,706	394	690		74		(6,861)	(723)	(2,465)	(255)
Class 529-C	377	40	32		4		(984)	(103)	(575)	(59)
Class 529-E	60	7	22		2		(281)	(30)	(199)	(21)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	803	86	126		13		(1,927)	(205)	(998)	(106)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	39	4	10		1		(185)	(19)	(136)	(14)
Class R-2	551	59	58		6		(571)	(62)	38	3
Class R-2E	303	32	16		1		(152)	(16)	167	17
Class R-3	991	106	128		14		(1,027)	(110)	92	10
Class R-4	950	106	60		7		(455)	(49)	555	64
Class R-5E	446	47	36		4		(319)	(33)	163	18
Class R-5	73	8	15		2		(63)	(7)	25	3
Class R-6	24,864	2,662	402		43		(6,650)	(699)	18,616	2,006
Total net increase (decrease)	$229,331	24,438	$23,235		2,489		$(338,320)	(36,589)	$(85,754)	(9,662)

Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	29

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended May 31, 2022

Class A	$143,060	12,928	$17,313		1,597		$(237,069)	(22,013)	$(76,696)	(7,488)
Class C	8,298	757	478		44		(21,117)	(1,967)	(12,341)	(1,166)
Class T	—	—	—		—		—	—	—	—
Class F-1	14,312	1,319	954		87		(38,221)	(3,529)	(22,955)	(2,123)
Class F-2	288,444	26,541	12,753		1,178		(276,094)	(25,669)	25,103	2,050
Class F-3	51,748	4,853	2,818		259		(56,716)	(5,249)	(2,150)	(137)
Class 529-A	13,532	1,222	1,091		101		(17,394)	(1,585)	(2,771)	(262)
Class 529-C	1,076	97	46		4		(2,497)	(226)	(1,375)	(125)
Class 529-E	420	37	36		3		(1,001)	(89)	(545)	(49)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,613	325	204		19		(2,141)	(197)	1,676	147
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	583	52	15		2		(473)	(43)	125	11
Class R-2	2,404	224	66		6		(2,821)	(256)	(351)	(26)
Class R-2E	495	45	21		2		(696)	(64)	(180)	(17)
Class R-3	4,256	387	185		17		(4,640)	(428)	(199)	(24)
Class R-4	1,208	109	97		9		(2,789)	(252)	(1,484)	(134)
Class R-5E	2,291	206	44		4		(735)	(66)	1,600	144
Class R-5	282	25	31		3		(908)	(84)	(595)	(56)
Class R-6	24,322	2,183	596		55		(14,247)	(1,306)	10,671	932
Total net increase (decrease)	$560,344	51,310	$36,748		3,390		$(679,559)	(63,023)	$(82,467)	(8,323)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $401,405,000 and $574,530,000, respectively, during the six months ended November 30, 2022.

30	American Funds Corporate Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
11/30/2022[5,6]	$9.83	$.13	$(.53)	$(.40)	$(.13)	$—	$(.13)	$9.30	(4.08)%[7]	$769		.69%[8]		.69%[8]		2.79%[8]
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.47)	862		.82		.81		1.72
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.07	1,063		.84		.83		1.48
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.10	807		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.32	501		.95		.94		2.80
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.64)	407		1.03		.90		2.37
Class C:
11/30/2022[5,6]	9.83	.09	(.53)	(.44)	(.09)	—	(.09)	9.30	(4.46)[7]	29		1.46	[8]	1.46	[8]	2.00	[8]
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.10)	37		1.53		1.52		1.00
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.37	55		1.54		1.52		.78
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.30	36		1.58		1.54		1.50
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.53	20		1.70		1.69		2.05
5/31/2018	10.33	.16	(.30)	(.14)	(.16)	(.03)	(.19)	10.00	(1.41)	17		1.81		1.68		1.58
Class T:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.97)[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	3.03	[8,9]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.22)[9]	—	[10]	.54	[9]	.53	[9]	2.00	[9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.34 [9]	—	[10]	.57	[9]	.56	[9]	1.76	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.43 [9]	—	[10]	.59	[9]	.55	[9]	2.51	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60 [9]	—	[10]	.69	[9]	.68	[9]	3.06	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.40)[9]	—	[10]	.83	[9]	.68	[9]	2.56	[9]
Class F-1:
11/30/2022[5,6]	9.83	.13	(.53)	(.40)	(.13)	—	(.13)	9.30	(4.09)[7]	40		.71	[8]	.71	[8]	2.79	[8]
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.45)	39		.80		.80		1.72
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.10	68		.81		.79		1.49
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.13	32		.84		.80		2.18
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.30	6		.98		.97		2.77
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.69)	9		1.05		.94		2.35
Class F-2:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.97)[7]	478		.46	[8]	.46	[8]	3.01	[8]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.22)	584		.54		.53		2.01
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.37	641		.54		.52		1.72
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.44	158		.57		.53		2.47
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60	38		.69		.67		3.07
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.41)	26		.76		.66		2.64
Class F-3:
11/30/2022[5,6]	9.83	.15	(.53)	(.38)	(.15)	—	(.15)	9.30	(3.91)[7]	131		.34	[8]	.32	[8]	3.17	[8]
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23)	—	(.23)	9.83	(10.11)	121		.42		.42		2.11
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47	139		.45		.43		1.85
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55	41		.48		.44		2.56
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.72	11		.59		.57		3.17
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.32)	8		.71		.58		2.69
Class 529-A:
11/30/2022[5,6]	9.83	.13	(.53)	(.40)	(.13)	—	(.13)	9.30	(4.11)[7]	50		.75	[8]	.74	[8]	2.73	[8]
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.47)	56		.82		.81		1.72
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.08	66		.83		.81		1.50
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.09	53		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.33	31		.95		.94		2.80
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)	23		1.09		.98		2.32

Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
11/30/2022[5,6]	$9.83	$.09	$(.53)	$(.44)	$(.09)	$—	$(.09)	$9.30	(4.47)%[7]	$3		1.51%[8]		1.51%[8]		1.96%[8]
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10)	—	(.10)	9.83	(11.15)	4		1.58		1.57		.94
5/31/2021	11.52	.08	(.03)	.05	(.08)	(.32)	(.40)	11.17	.32	6		1.59		1.58		.77
5/31/2020	10.44	.16	1.20	1.36	(.16)	(.12)	(.28)	11.52	13.24	8		1.64		1.60		1.45
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.47	6		1.75		1.74		2.00
5/31/2018	10.33	.15	(.30)	(.15)	(.15)	(.03)	(.18)	10.00	(1.47)	4		1.86		1.74		1.53
Class 529-E:
11/30/2022[5,6]	9.83	.12	(.53)	(.41)	(.12)	—	(.12)	9.30	(4.20)[7]	2		.94	[8]	.93	[8]	2.54	[8]
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17)	—	(.17)	9.83	(10.64)	2		1.02		1.01		1.51
5/31/2021	11.52	.15	(.03)	.12	(.15)	(.32)	(.47)	11.17	.87	3		1.04		1.02		1.30
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.89	2		1.06		1.02		2.00
5/31/2019	10.00	.26	.44	.70	(.26)	—	(.26)	10.44	7.09	1		1.17		1.16		2.58
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.90)	1		1.29		1.16		2.11
Class 529-T:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.99)[7,9]	—	[10]	.50	[8,9]	.50	[8,9]	2.98	[8,9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.26)[9]	—	[10]	.58	[9]	.58	[9]	1.96	[9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.29 [9]	—	[10]	.62	[9]	.60	[9]	1.73	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.38 [9]	—	[10]	.64	[9]	.61	[9]	2.46	[9]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.52 [9]	—	[10]	.76	[9]	.75	[9]	3.00	[9]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.47)[9]	—	[10]	.89	[9]	.75	[9]	2.49	[9]
Class 529-F-1:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.99)[7,9]	—	[10]	.51	[8,9]	.50	[8,9]	2.98	[8,9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.28)[9]	—	[10]	.61	[9]	.60	[9]	1.93	[9]
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30 [9]	—	[10]	.64	[9]	.61	[9]	1.90	[9]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	6		.64		.60		2.44
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.54	4		.75		.73		3.02
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.48)	2		.85		.74		2.57
Class 529-F-2:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.96)[7]	8		.44	[8]	.43	[8]	3.03	[8]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.21)	9		.53		.52		2.02
5/31/2021[5,11]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.82)[7]	9		.54	[8]	.53	[8]	1.66	[8]
Class 529-F-3:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.93)[7]	—	[10]	.38	[8]	.38	[8]	3.10	[8]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.17)	—	[10]	.48		.48		2.05
5/31/2021[5,11]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.79)[7]	—	[10]	.59	[8]	.49	[8]	1.69	[8]
Class R-1:
11/30/2022[5,6]	9.83	.09	(.53)	(.44)	(.09)	—	(.09)	9.30	(4.44)[7]	1		1.44	[8]	1.44	[8]	2.04	[8]
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.08)	1		1.50		1.50		1.03
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.40	1		1.51		1.50		.82
5/31/2020	10.44	.18	1.20	1.38	(.18)	(.12)	(.30)	11.52	13.41	1		1.49		1.45		1.58
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.64	1		1.59		1.57		2.18
5/31/2018	10.33	.18	(.30)	(.12)	(.18)	(.03)	(.21)	10.00	(1.19)[9]	—	[10]	1.59	[9]	1.48	[9]	1.83	[9]

Refer to the end of the table for footnotes.

32	American Funds Corporate Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
11/30/2022[5,6]	$9.83	$.09	$(.53)	$(.44)	$(.09)	$—	$(.09)	$9.30	(4.43)%[7]	$6		1.41%[8]		1.41%[8]		2.07%[8]
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11)	—	(.11)	9.83	(11.08)	6		1.50		1.49		1.04
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.39	7		1.52		1.50		.83
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.34	8		1.55		1.51		1.53
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.58	5		1.65		1.63		2.11
5/31/2018	10.33	.17	(.30)	(.13)	(.17)	(.03)	(.20)	10.00	(1.35)	3		1.74		1.61		1.68
Class R-2E:
11/30/2022[5,6]	9.83	.11	(.53)	(.42)	(.11)	—	(.11)	9.30	(4.30)[7]	1		1.14	[8]	1.14	[8]	2.36	[8]
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14)	—	(.14)	9.83	(10.84)	1		1.23		1.23		1.30
5/31/2021	11.52	.13	(.03)	.10	(.13)	(.32)	(.45)	11.17	.67	2		1.25		1.23		1.08
5/31/2020	10.44	.20	1.20	1.40	(.20)	(.12)	(.32)	11.52	13.67	1		1.26		1.22		1.81
5/31/2019	10.00	.24	.44	.68	(.24)	—	(.24)	10.44	6.90	—	[10]	1.35		1.33		2.45
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)[9]	—	[10]	1.32	[9]	1.22	[9]	2.16	[9]
Class R-3:
11/30/2022[5,6]	9.83	.11	(.53)	(.42)	(.11)	—	(.11)	9.30	(4.22)[7]	11		.98	[8]	.98	[8]	2.50	[8]
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16)	—	(.16)	9.83	(10.69)	11		1.07		1.06		1.47
5/31/2021	11.52	.14	(.03)	.11	(.14)	(.32)	(.46)	11.17	.82	13		1.09		1.07		1.24
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.82	10		1.13		1.09		1.96
5/31/2019	10.00	.25	.44	.69	(.25)	—	(.25)	10.44	7.03	7		1.22		1.21		2.54
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.92)	4		1.28		1.18		2.16
Class R-4:
11/30/2022[5,6]	9.83	.13	(.53)	(.40)	(.13)	—	(.13)	9.30	(4.08)[7]	5		.68	[8]	.68	[8]	2.81	[8]
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19)	—	(.19)	9.83	(10.43)	4		.77		.77		1.75
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.12	6		.79		.77		1.52
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.16	4		.83		.79		2.27
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.34	3		.93		.92		2.82
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.66)	2		1.05		.92		2.36
Class R-5E:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.98)[7]	3		.49	[8]	.48	[8]	3.01	[8]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21)	—	(.21)	9.83	(10.25)	3		.57		.56		2.01
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30	1		.62		.60		1.73
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	1		.64		.59		2.43
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.59	1		.70		.68		3.08
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.35)	—	[10]	.81		.61		2.66
Class R-5:
11/30/2022[5,6]	9.83	.14	(.53)	(.39)	(.14)	—	(.14)	9.30	(3.94)[7]	1		.39	[8]	.39	[8]	3.09	[8]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22)	—	(.22)	9.83	(10.17)	1		.49		.48		2.02
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.41	2		.51		.49		1.83
5/31/2020	10.44	.28	1.20	1.48	(.28)	(.12)	(.40)	11.52	14.49	1		.53		.49		2.55
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.67	1		.63		.61		3.14
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.37)	1		.74		.62		2.67
Class R-6:
11/30/2022[5,6]	9.83	.15	(.53)	(.38)	(.15)	—	(.15)	9.30	(3.91)[7]	44		.34	[8]	.33	[8]	3.17	[8]
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23)	—	(.23)	9.83	(10.12)	27		.42		.42		2.13
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47	20		.45		.43		1.89
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55	12		.48		.45		2.62
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.70	7		.60		.58		3.21
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.36)	1		.76		.62		2.63

Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	33

Financial highlights (continued)

	Six months ended November 30,	Year ended May 31,
	2022[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	80%	118%	146%	232%	203%	153%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

34	American Funds Corporate Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2022, through November 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Corporate Bond Fund	35

Expense example (continued)

	Beginning account value 6/1/2022	Ending account value 11/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$959.16	$3.39	.69%
Class A – assumed 5% return	1,000.00	1,021.61	3.50	.69
Class C – actual return	1,000.00	955.43	7.16	1.46
Class C – assumed 5% return	1,000.00	1,017.75	7.38	1.46
Class T – actual return	1,000.00	960.35	2.21	.45
Class T – assumed 5% return	1,000.00	1,022.81	2.28	.45
Class F-1 – actual return	1,000.00	959.08	3.49	.71
Class F-1 – assumed 5% return	1,000.00	1,021.51	3.60	.71
Class F-2 – actual return	1,000.00	960.28	2.26	.46
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class F-3 – actual return	1,000.00	960.89	1.57	.32
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.62	.32
Class 529-A – actual return	1,000.00	958.90	3.63	.74
Class 529-A – assumed 5% return	1,000.00	1,021.36	3.75	.74
Class 529-C – actual return	1,000.00	955.26	7.40	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.64	1.51
Class 529-E – actual return	1,000.00	958.00	4.56	.93
Class 529-E – assumed 5% return	1,000.00	1,020.41	4.71	.93
Class 529-T – actual return	1,000.00	960.08	2.46	.50
Class 529-T – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-F-1 – actual return	1,000.00	960.06	2.46	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.54	.50
Class 529-F-2 – actual return	1,000.00	960.37	2.11	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,022.91	2.18	.43
Class 529-F-3 – actual return	1,000.00	960.68	1.87	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.93	.38
Class R-1 – actual return	1,000.00	955.56	7.06	1.44
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.28	1.44
Class R-2 – actual return	1,000.00	955.71	6.91	1.41
Class R-2 – assumed 5% return	1,000.00	1,018.00	7.13	1.41
Class R-2E – actual return	1,000.00	957.04	5.59	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.35	5.77	1.14
Class R-3 – actual return	1,000.00	957.77	4.81	.98
Class R-3 – assumed 5% return	1,000.00	1,020.16	4.96	.98
Class R-4 – actual return	1,000.00	959.24	3.34	.68
Class R-4 – assumed 5% return	1,000.00	1,021.66	3.45	.68
Class R-5E – actual return	1,000.00	960.16	2.36	.48
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.43	.48
Class R-5 – actual return	1,000.00	960.62	1.92	.39
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.98	.39
Class R-6 – actual return	1,000.00	960.89	1.62	.33
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.67	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	American Funds Corporate Bond Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: January 31, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 31, 2023